INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2023
Notes and other explanatory information [abstract]
SCHEDULE OF INCOME TAX

The following table reconciles the expected income taxes at the Canadian statutory income tax rates to the amounts recognized in the statements of comprehensive loss for the years ended December 31, 2023 and 2022:

	December 31, 2023	December 31, 2022	December 31, 2021
Loss before income taxes	$23,611,810	$27,654,364	$16,202,972
Canadian statutory rates	27%	27%	27%
Expected income tax recovery	6,330,400	7,338,900	4,196,600
Impact of different foreign statutory tax rates	-	-	34,900
Non-deductible items	(509,800)	(1,214,400)	116,400
Share issue costs	773,400	1,400	887,600
Adjustments to prior years provision versus statutory tax returns	(87,600)	(742,400)	376,500
Differences between prior year provision and final tax return	(153,400)	867,500	(206,000)
Change in deferred tax asset not recognized	(6,353,000)	(6,251,000)	(5,406,000)
Income tax	$-	$-	$-

SCHEDULE OF DEFERRED TAXES

The Company’s unrecognized deductible temporary differences and unused tax losses for which no deferred tax asset is recognized consist of the following amounts:

	December 31, 2023	December 31, 2022	December 31, 2021
Deferred income tax assets (liabilities):
Share issuance costs	$995,000	$568,000	$728,000
Non-capital losses	20,377,000	14,602,000	7,043,000
Property and equipment	1,115,000	962,000	449,000
Capital gain reserve	-	-	74,000
Scientific Research and Experimental Development	365,000	367,000	291,000
Total deferred income tax assets	$22,852,000	$16,499,000	8,585,000
Deferred income tax not recognized	(22,852,000)	(16,499,000)	(8,585,000)
Net deferred tax assets	$-	$-	$-